UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08299
                                                     ---------

                  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2006
                                             -----------------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited

                                                                      Shares                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.6%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.7%
------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.8%
Azure Dynamics Corp.(1,2,3)                                       21,000,000       $     15,997,548
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.2%
Gafisa SA(1)                                                       1,750,000             25,461,894
------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.4%
Submarino SA                                                       1,000,000             29,699,769
------------------------------------------------------------------------------------------------------
MEDIA--2.2%
PVR Ltd.(3)                                                        2,000,000             11,135,205
------------------------------------------------------------------------------------------------------
Television Eighteen India Ltd.                                       600,000             12,158,044
------------------------------------------------------------------------------------------------------
Village Roadshow Ltd.                                              5,000,000             11,834,226
------------------------------------------------------------------------------------------------------
Village Roadshow Ltd., Cl. A, Preference                           5,000,000             10,687,300
                                                                                   ----------------
                                                                                         45,814,775
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.8%
Parkson Retail Group Ltd.                                          4,500,000             22,850,715
------------------------------------------------------------------------------------------------------
Robinson Department Store Public Co. Ltd.(1)                      50,000,000             15,740,354
                                                                                   -------------------
                                                                                         38,591,069
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.1%
Shinwa Art Auction Co. Ltd.                                            1,500              3,126,250
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Himatsingka Seide Ltd.                                             1,500,000              4,329,116
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.7%
------------------------------------------------------------------------------------------------------
BEVERAGES--0.2%
Serm Suk Public Co. Ltd.                                           8,000,000              4,479,733
------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Wumart Stores, Inc.                                               24,000,000             21,304,975
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.5%
China Vanguard Group Ltd.(3)                                     165,000,000             16,822,714
------------------------------------------------------------------------------------------------------
Crown Confectionery Co. Ltd.(3)                                      110,000             15,446,280
                                                                                   -------------------
                                                                                         32,268,994
------------------------------------------------------------------------------------------------------
ENERGY--16.8%
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Great Offshore Ltd.(1)                                               400,000              5,979,772
------------------------------------------------------------------------------------------------------
OIL & GAS--16.5%
Addax Petroleum Corp.(1,4)                                         1,000,000             27,161,683
------------------------------------------------------------------------------------------------------
Addax Petroleum Corp.                                                500,000             13,580,841
------------------------------------------------------------------------------------------------------
Calvalley Petroleum, Inc., Cl. A(1)                                5,000,000             36,775,973
------------------------------------------------------------------------------------------------------
Compton Petroleum Corp.(1)                                         2,000,000             21,154,941
------------------------------------------------------------------------------------------------------
Cyries Energy, Inc.(1)                                             2,000,000             25,112,736
------------------------------------------------------------------------------------------------------
Great Eastern Shipping Co. Ltd. (The)                              1,600,000              7,817,223
------------------------------------------------------------------------------------------------------
Gulf Keystone Petroleum Ltd.(1,3)                                 16,000,000             18,320,851
------------------------------------------------------------------------------------------------------
Paladin Resources Ltd.(1)                                         10,000,000             55,852,972
------------------------------------------------------------------------------------------------------
Petrolifera Petroleum Ltd.(1)                                      1,250,000             18,716,343
------------------------------------------------------------------------------------------------------
Solana Resources Ltd.(1,3)                                         8,000,000              6,724,749
------------------------------------------------------------------------------------------------------
Sterling Energy plc(1)                                            60,000,000             20,050,717
------------------------------------------------------------------------------------------------------
SXR Uranium One, Inc.(1)                                           3,000,000             38,614,772

1  |  Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited

                                                                      Shares                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
------------------------------------------------------------------------------------------------------
UraMin, Inc.(1)                                                    5,250,000       $     11,886,057
------------------------------------------------------------------------------------------------------
UraMin, Inc.(1)                                                    5,750,000             13,018,063
------------------------------------------------------------------------------------------------------
UrAsia Energy Ltd.(1)                                             10,000,000             34,586,927
                                                                                   -------------------
                                                                                        349,374,848
------------------------------------------------------------------------------------------------------
FINANCIALS--11.6%
------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.8%
RISA Partners, Inc.(3)                                                 9,000             38,154,789
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.0%
Karnataka Bank Ltd.(3)                                             7,000,000             20,249,486
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.8%
KIWOOM.COM Securities Co. Ltd.                                       523,000             16,742,078
------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--8.0%
Greentown China Holdings Ltd.(1)                                   5,000,000              8,613,209
------------------------------------------------------------------------------------------------------
Guangzhou R&F Properties Co. Ltd.                                 12,000,000             24,374,096
------------------------------------------------------------------------------------------------------
Hoosiers Corp.                                                        16,000             20,871,669
------------------------------------------------------------------------------------------------------
Ishaan Real Estate plc(1,3)                                       14,000,000             29,584,636
------------------------------------------------------------------------------------------------------
Kenedix, Inc.                                                         11,000             49,697,219
------------------------------------------------------------------------------------------------------
Klabin Segall SA(1,3)                                              3,000,000             24,872,979
------------------------------------------------------------------------------------------------------
Sistema Hals, GDR(1,4)                                               830,500             10,198,540
------------------------------------------------------------------------------------------------------
Sistema Hals, GDR(1)                                                   3,475                853,460
                                                                                   -------------------
                                                                                        169,065,808
------------------------------------------------------------------------------------------------------
HEALTH CARE--3.1%
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Imaging Dynamics Co. Ltd.(1,3)                                     2,000,000              3,957,795
------------------------------------------------------------------------------------------------------
Imaging Dynamics Co. Ltd.(1,3)                                     4,000,000              7,915,590
                                                                                   -------------------
                                                                                         11,873,385
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.3%
Apollo Hospitals Enterprise Ltd.                                   1,500,000             15,078,132
------------------------------------------------------------------------------------------------------
Arques Industries AG(3)                                            2,000,000             32,870,254
                                                                                   -------------------
                                                                                         47,948,386
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.3%
Norwood Abbey Ltd.(1,3)                                           14,000,000              1,038,256
------------------------------------------------------------------------------------------------------
Norwood Immunology Ltd.(1,2,3)                                    15,000,000              4,717,816
                                                                                   -------------------
                                                                                          5,756,072
------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.5%
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.6%
SBI VeriTrans Co. Ltd.(1,3)                                            9,750              8,630,199
------------------------------------------------------------------------------------------------------
Wirecard AG                                                        3,000,000             26,738,534
------------------------------------------------------------------------------------------------------
Xinhua Finance Ltd.(1,3)                                              10,000              3,976,465
------------------------------------------------------------------------------------------------------
Xinhua Finance Ltd., Sponsored ADR(1,3)                            4,000,000             16,000,000
                                                                                   -------------------
                                                                                         55,345,198
------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.7%
IVRCL Infrastructures & Projects Ltd.                              4,000,000             39,390,146

2  |  Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited

                                                                      Shares                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING CONTINUED
Nagarjuna Construction Co. Ltd.                                    8,000,000       $     38,522,758
                                                                                   -------------------
                                                                                         77,912,904
------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Siloviye Mashiny(1)                                               42,000,000              5,951,400
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
Beijing Enterprises Holdings Ltd.                                 14,000,000             27,464,567
------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Fong's Industries Co. Ltd.                                        16,000,000             11,312,872
------------------------------------------------------------------------------------------------------
Railpower Technologies Corp.(1,3)                                  5,000,000              2,451,732
                                                                                   -------------------
                                                                                         13,764,604
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.8%
------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Manine Media Co. Ltd.(1)                                             256,970                756,241
------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--8.5%
auFeminin.com SA(1,3)                                                600,000             17,084,056
------------------------------------------------------------------------------------------------------
CDNetworks Co. Ltd.(1,3)                                             550,000             18,346,156
------------------------------------------------------------------------------------------------------
Danal Co. Ltd.(1,3)                                                2,300,000             21,753,914
------------------------------------------------------------------------------------------------------
Empas Corp.(1,3)                                                   1,000,000             19,153,172
------------------------------------------------------------------------------------------------------
Kaboose, Inc.(1,3)                                                 5,863,000             12,885,714
------------------------------------------------------------------------------------------------------
Mobilians Co. Ltd.(3)                                              1,554,094             10,785,932
------------------------------------------------------------------------------------------------------
Neowiz Corp.                                                         350,000             27,605,316
------------------------------------------------------------------------------------------------------
Opera Software ASA(1,3)                                           11,000,000             24,375,791
------------------------------------------------------------------------------------------------------
Tencent Holdings Ltd.                                             10,000,000             27,575,125
                                                                                   -------------------
                                                                                        179,565,176
------------------------------------------------------------------------------------------------------
IT SERVICES--1.6%
Travelsky Technology Ltd.(3)                                      25,000,000             33,810,059
------------------------------------------------------------------------------------------------------
SOFTWARE--5.6%
Certicom Corp.(1,3)                                                3,000,000             15,445,909
------------------------------------------------------------------------------------------------------
Duzon Digital Ware Co. Ltd.(3)                                     1,200,000             26,986,604
------------------------------------------------------------------------------------------------------
Fast Search & Transfer ASA(1)                                     15,000,000             37,910,772
------------------------------------------------------------------------------------------------------
Intelligent Wave, Inc.(3)                                             16,000             13,642,009
------------------------------------------------------------------------------------------------------
MacDonald, Dettwiler & Associates Ltd.(1)                            250,000              9,047,327
------------------------------------------------------------------------------------------------------
Ninetowns Internet Technology Group Co. Ltd.(1,3)                  3,000,000             13,170,000
------------------------------------------------------------------------------------------------------
Trolltech ASA(1)                                                   1,219,000              2,978,697
                                                                                   -------------------
                                                                                        119,181,318
------------------------------------------------------------------------------------------------------
MATERIALS--25.9%
------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
Allen-Vanguard Corp.(1,3)                                          3,000,000             11,348,015
------------------------------------------------------------------------------------------------------
METALS & MINING--25.4%
Alamos Gold, Inc.(1)                                               3,000,000             27,187,951
------------------------------------------------------------------------------------------------------
Anvil Mining Ltd.(1,3)                                             3,000,000             31,259,577
------------------------------------------------------------------------------------------------------
Baffinland Iron Mines Corp.(1)                                     1,800,000              3,892,999
------------------------------------------------------------------------------------------------------
Blue Pearl Mining Ltd.(1)                                          3,000,000             22,354,538

3  |  Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                      Shares                  Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
------------------------------------------------------------------------------------------------------
Eldorado Gold Corp.(1)                                             4,000,000       $     22,766,079
------------------------------------------------------------------------------------------------------
Equinox Minerals Ltd.(1,3,4)                                      23,000,000             39,674,270
------------------------------------------------------------------------------------------------------
First Quantum Minerals Ltd.                                          700,000             36,665,645
------------------------------------------------------------------------------------------------------
Fortescue Metals Group Ltd.(1)                                     3,500,000             29,711,797
------------------------------------------------------------------------------------------------------
HudBay Minerals, Inc.(1)                                           3,500,000             65,277,352
------------------------------------------------------------------------------------------------------
IAMGOLD Corp.                                                      1,000,000              9,580,000
------------------------------------------------------------------------------------------------------
Ivernia, Inc.(1)                                                   9,050,000             11,965,763
------------------------------------------------------------------------------------------------------
Ivernia, Inc.(1,2)                                                 3,200,000              4,230,988
------------------------------------------------------------------------------------------------------
Kimberley Diamond Co. NL(1)                                        8,000,000              5,175,502
------------------------------------------------------------------------------------------------------
Lundin Mining Corp.(1)                                             2,000,000             70,049,472
------------------------------------------------------------------------------------------------------
Minara Resources Ltd.                                             11,000,000             51,202,752
------------------------------------------------------------------------------------------------------
Miramar Mining Corp.(1,3)                                          4,000,000             20,839,718
------------------------------------------------------------------------------------------------------
Olympus Pacific Minerals, Inc.(1,3)                               13,000,000              5,691,520
------------------------------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd.(1,3)                                   14,000,000             36,775,973
------------------------------------------------------------------------------------------------------
Stornoway Diamond Corp.(1)                                         3,600,000              2,868,526
------------------------------------------------------------------------------------------------------
Tenke Mining Corp.(1)                                              2,000,000             25,760,693
------------------------------------------------------------------------------------------------------
Tiberon Minerals Ltd.(1)                                           2,000,000              5,341,272
------------------------------------------------------------------------------------------------------
Tiberon Minerals Ltd.(1,4)                                         3,000,000              8,011,908
                                                                                   -------------------
                                                                                        536,284,295
------------------------------------------------------------------------------------------------------
UTILITIES--4.5%
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Sayano-Shushenskaya Hydro Power Station                            9,850,000             10,244,000
------------------------------------------------------------------------------------------------------
Volzhskaya Hydroelectric Power Station OJSC                        4,500,000              1,651,500
------------------------------------------------------------------------------------------------------
Zhigulyovskaya Hydraulic Power Station(2)                         36,000,000              9,198,000
                                                                                   ------------------
                                                                                         21,093,500
------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.3%
World Energy Solutions, Inc.(1,3)                                  6,000,000              5,516,396
------------------------------------------------------------------------------------------------------
GAS UTILITIES--2.0%
Xinao Gas Holdings Ltd.                                           35,000,000             42,969,629
------------------------------------------------------------------------------------------------------
WATER UTILITIES--1.2%
Guangdong Investment Ltd.                                         60,000,000             26,302,424
                                                                                   ------------------
Total Common Stocks (Cost $1,478,790,695)                                             2,043,484,473

4  |  Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                     Date             Strike              Contracts
--------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------------------------------------------------
Norwood Immunology Ltd. Call(1)
(Cost $0)                                        12/31/06           0.57 GBP              1,250,000                    --

                                                                                              Units
--------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------------------------
China Vanguard Group Ltd. Wts., Exp. 11/2/08(1) (Cost $0)                                22,000,000               480,797

                                                                                             Shares
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--5.0%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.24% (3,5)
(Cost $106,119,086)                                                                     106,119,086           106,119,086

                                                                                                                    Value
--------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,584,909,781)                                             101.6%      $ 2,150,084,356
--------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                          (1.6)          (34,697,717)
                                                                                     -------------------------------------
Net Assets                                                                                    100.0%      $ 2,115,386,639
                                                                                     =====================================

Footnotes to Statement of Investments
1. Non-income producing security.

5  |  Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


2. Illiquid security. The aggregate value of illiquid securities as of November 30, 2006 was $34,144,352, which represents 1.61% of the Fund's net assets. See accompanying Notes.
3. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                    SHARES             GROSS           GROSS                  SHARES
                                           AUGUST 31, 2006         ADDITIONS      REDUCTIONS       NOVEMBER 30, 2006
----------------------------------------------------------------------------------------------------------------------
Ahnlab, Inc.                                     1,000,000                --       1,000,000                      --
Allen-Vanguard Corp.                             2,400,000           600,000              --               3,000,000
Anvil Mining Ltd.                                3,000,000                --              --               3,000,000
Arques Industries AG                             1,700,000           300,000              --               2,000,000
auFeminin.com SA                                   600,000                --              --                 600,000
Azure Dynamics Corp.                                    --        21,000,000              --              21,000,000
CDNetworks Co. Ltd.                                600,000                --          50,000                 550,000
Certicom Corp.                                   3,000,000                --              --               3,000,000
China Vanguard Group Ltd.                      110,000,000        55,000,000              --             165,000,000
Crown Confectionery Co. Ltd.                       110,000                --              --                 110,000
Danal Co. Ltd.                                   2,300,000                --              --               2,300,000
Duzon Digital Ware Co. Ltd.                      1,200,000                --              --               1,200,000
Empas Corp.                                        900,000           100,000              --               1,000,000
Equinox Minerals Ltd.                           24,000,000                --       1,000,000              23,000,000
Gulf Keystone Petroleum Ltd.                    16,000,000                --              --              16,000,000
Imaging Dynamics Co. Ltd.                        2,000,000                --              --               2,000,000
Imaging Dynamics Co. Ltd.                        4,000,000                --              --               4,000,000
Intelligent Wave, Inc.                              16,000                --              --                  16,000
Ishaan Real Estate plc                                  --        14,000,000              --              14,000,000
IVRCL Infrastructures & Projects Ltd.*           6,000,000                --       2,000,000               4,000,000
Kaboose, Inc.                                           --         5,863,000              --               5,863,000
Karnataka Bank Ltd.                              7,000,000                --              --               7,000,000
Klabin Segall SA                                        --         3,000,000              --               3,000,000
Manine Media Co. Ltd.*                           2,256,470                --       1,999,500                 256,970
Miramar Mining Corp.                             4,000,000                --              --               4,000,000
Mobilians Co. Ltd.                               1,554,094                --              --               1,554,094
Ninetowns Internet Technology Group Co. Ltd.     3,000,000                --              --               3,000,000
Norwood Abbey Ltd.                              14,000,000                --              --              14,000,000
Norwood Immunology Ltd.                         15,000,000                --              --              15,000,000
Olympus Pacific Minerals, Inc.                  13,000,000                --              --              13,000,000

6  |  Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


Opera Software ASA                                               8,000,000        3,000,000               --       11,000,000
Oppenheimer Institutional Money Market Fund, Cl. E, 5.24%**             --      254,382,317      148,263,231      106,119,086
PVR Ltd                                                                 --        2,000,000               --        2,000,000
Railpower Technologies Corp.                                     5,000,000               --               --        5,000,000
Rio Narcea Gold Mines Ltd.                                      14,000,000               --               --       14,000,000
RISA Partners, Inc.                                                  9,000               --               --            9,000
SBI VeriTrans Co. Ltd.                                               9,750               --               --            9,750
Shinwa Art Auction Co. Ltd.*                                         1,500               --               --            1,500
Solana Resources Ltd.                                            8,000,000               --               --        8,000,000
Travelsky Technology Ltd.                                       25,000,000               --               --       25,000,000
Wirecard AG*                                                     5,000,000               --        2,000,000        3,000,000
Xinhua Finance Ltd.                                                  5,000            5,000               --           10,000
Xinhua Finance Ltd., Sponsored ADR                               4,000,000               --               --        4,000,000
World Energy Solutions, Inc                                             --        6,000,000               --        6,000,000



                                                             DIVIDEND            REALIZED
                                               VALUE           INCOME         GAIN (LOSS)
------------------------------------------------------------------------------------------
Ahnlab, Inc.                             $        --           $   --        $   682,675
Allen-Vanguard Corp.                      11,348,015               --                 --
Anvil Mining Ltd.                         31,259,577               --                 --
Arques Industries AG                      32,870,254               --                 --
auFeminin.com SA                          17,084,056               --                 --
Azure Dynamics Corp.                      15,997,548               --                 --
CDNetworks Co. Ltd.                       18,346,156               --           (272,260)
Certicom Corp.                            15,445,909               --                 --
China Vanguard Group Ltd.                 16,822,714               --                 --
Crown Confectionery Co. Ltd.              15,446,280               --                 --
Danal Co. Ltd.                            21,753,914               --                 --
Duzon Digital Ware Co. Ltd.               26,986,604               --                 --
Empas Corp.                               19,153,172               --                 --
Equinox Minerals Ltd.                     39,674,270               --            996,813
Gulf Keystone Petroleum Ltd.              18,320,851               --                 --
Imaging Dynamics Co. Ltd.                  3,957,795               --                 --
Imaging Dynamics Co. Ltd.                  7,915,590               --                 --
Intelligent Wave, Inc.                    13,642,009               --                 --
Ishaan Real Estate plc                    29,584,636               --                 --
IVRCL Infrastructures & Projects Ltd.*            --          130,719           (698,074)
Kaboose, Inc.                             12,885,714               --                 --
Karnataka Bank Ltd.                       20,249,486               --                 --
Klabin Segall SA                          24,872,979               --                 --

7  |  Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


Manine Media Co. Ltd.*                                        --             --      (4,251,461)
Miramar Mining Corp.                                    20,839,718           --              --
Mobilians Co. Ltd.                                      10,785,932           --              --
Ninetowns Digital World Trade Holdings Ltd., ADR        13,170,000           --              --
Norwood Abbey Ltd.                                       1,038,256           --              --
Norwood Immunology Ltd.                                  4,717,816           --              --
Olympus Pacific Minerals, Inc.                           5,691,520           --              --
Opera Software ASA                                      24,375,791           --              --
Oppenheimer Institutional Money Market Fund***         106,119,086      417,945              --
PVR Ltd                                                 11,135,205           --              --
Railpower Technologies Corp.                             2,451,732           --
Rio Narcea Gold Mines Ltd.                              36,775,973           --
RISA Partners, Inc.                                     38,154,789           --
SBI VeriTrans Co. Ltd.                                   8,630,199           --              --
Shinwa Art Auction Co. Ltd.*                                    --           --
Solana Resources Ltd.                                    6,724,749           --              --
Travelsky Technology Ltd., Cl. H                        33,810,059           --              --
Wirecard AG*                                                    --           --         340,165
Xinhua Finance Ltd.                                      3,976,465           --              --
Xinhua Finance Ltd., Sponsored ADR                      16,000,000           --              --
World Energy Solutions, Inc                              5,516,396           --              --
                                                   -----------------------------------------------
                                                      $763,531,215   $  548,664    $ (3,202,142)
                                                   ===============================================

*No longer an affiliate as of November 30, 2006. The value of the security has therefore been excluded from this table.
** All or portion of the transactions were the result of a stock split or dividend.
*** The money market fund and the Fund are affiliated by having the same investment advisor.


4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $85,046,401 or 4.02% of the Fund's net assets as of November 30, 2006.
5. Rate shown is the 7-day yield as of November 30, 2006.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                           Value             Percent
-------------------------------------------------------------------------
Canada                               $  757,189,235                35.2%
Australia                               165,502,805                 7.7
Korea, Republic of South                157,575,693                 7.3
India                                   154,659,882                 7.2
Japan                                   138,098,600                 6.4
United States                           106,972,546                 5.0
Hong Kong                               103,930,578                 4.8
China                                   101,272,339                 4.7

8  |  Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


Cayman Islands                            87,848,265             4.1
Brazil                                    80,034,642             3.7
United Kingdom                            72,674,020             3.4
Norway                                    65,265,260             3.0
Germany                                   59,608,788             2.8
Russia                                    37,243,440             1.7
South Africa                              24,904,120             1.2
Thailand                                  20,220,087             1.0
France                                    17,084,056             0.8
                                      --------------------------------
Total                                 $2,150,084,356           100.0%
                                      ================================


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

9  |  Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate

10  |  Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of November 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                      EXPIRATION    CONTRACT AMOUNT          VALUATION AS OF        UNREALIZED       UNREALIZED
CONTRACT DESCRIPTION                       DATES             (000S)        NOVEMBER 30, 2006      APPRECIATION     DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
British Pound Sterling (GBP)    12/1/06-12/12/06             9,136  GBP          $17,958,778       $  126,111       $       --
Canadian Dollar (CAD)           12/1/06-12/04/06             6,848  CAD            5,996,628               --           22,527
                                                                                                  ------------------------------
                                                                                                      126,111           22,527
                                                                                                  ------------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)                    12/1/06               639  CAD              559,697            2,997               --
                                                                                                  ------------------------------
                                                                                                        2,997               --
                                                                                                  ------------------------------
Total unrealized appreciation and depreciation                                                     $  129,108       $   22,527
                                                                                                  ==============================

ILLIQUID SECURITIES
As of November 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of

11  |  Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                 $1,585,794,016
Federal tax cost of other investments                   8,707
                                              ----------------
Total federal tax cost                         $1,585,802,723
                                              ================

Gross unrealized appreciation                  $  672,967,945
Gross unrealized depreciation                    (112,926,118)
                                              ----------------
Net unrealized appreciation                    $  560,041,827
                                              ================


12  |  Oppenheimer International Small Company Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2006, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007

By: /S/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: January 9, 2007